Note 7 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 7 – Investment Securities Available for Sale

The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale at December 31, 2024 and 2023 are summarized below (in thousands):

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$1,631	$1	$(2)	$1,630
Federal National Mortgage Association securities	35	1	-	36
Total available-for-sale-securities	$1,666	$2	$(2)	$1,666

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$2,281	$-	$(13)	$2,268
Federal National Mortgage Association securities	73	-	-	73
Total available-for-sale-securities	$2,354	$-	$(13)	$2,341

The amortized cost and fair value of mortgage-backed and debt securities at December 31, 2024, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized Cost	Fair Value
Due after ten years	$1,666	$1,666
Total	$1,666	$1,666

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2024 and 2023 (in thousands):

	December 31, 2024
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	8	$376	$-	$718	$(2)	$1,094	$(2)

	December 31, 2023
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	11	$2,268	$(13)	$-	$-	$2,268	$(13)

Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates. Management evaluated the extent to which the fair value has been less than cost and the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. The Company has the ability and intent to hold the securities until the anticipated recovery of fair value occurs. There was no allowance for credit losses at December 31, 2024 or 2023.